Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class I
Prospectus [Line Items]
Annual Return [Percent]	21.25%	44.10%	12.26%	(34.88%)	7.89%	58.94%